Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes Tables [Line Items]
Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Tax expense / (benefit)
Swiss
Current 567 810 664
Deferred (106) 39 (22)
Total Swiss 461 849 642
Non-Swiss

Current 1,439 618 689
Deferred (1,000) (262) 513
Total non-Swiss 439 356 1,202
Total income tax expense / (benefit) recognized in the income statement 900 1,206 1,844

Disclosure Of Details Of Major Components Of Tax Expense Income Explanatory

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Operating profit / (loss) before tax 2,433 4,521 8,960
of which: Swiss 221 3,174 4,052
of which: non-Swiss 2,212 1,347 4,907
Income taxes at Swiss tax rate of 18.5 % for 2024, 18.5 % for 2023 and 18 % for 2022 450 836 1,613
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate (66) (43) 267
Tax effects of losses not recognized 358 71 74
Previously unrecognized tax losses now utilized (454) (401) (217)
Non-taxable and lower-taxed income (232) (165) (316)
Non-deductible expenses and additional taxable income 1,379 1,017 414
Adjustments related to prior years, current tax (35) (15) (33)
Adjustments related to prior years, deferred tax (27) 10 19
Change in deferred tax recognition (608) (273) (217)
Adjustments to deferred tax balances arising from changes

in tax rates
6 0 0
Other items 128 169 240
Income tax expense / (benefit)

900 1,206 1,844

Disclosure Of Total Recognized And Unrecognized Deferred Tax Assets And Deferred Tax Liabilities Explanatory

USD m 31.12.24 31.12.23
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 19,871 (17,594) 2,277 11,453 (8,496) 2,957
Unused tax credits 675 0 675 95 0 95
Temporary differences 10,123 (2,594) 7,529 6,771 (579) 6,192 of which: related to real estate costs capitalized for US

tax
purposes 2,971 0 2,971 2,703 0 2,703
of which: related to compensation and benefits 1,920 (503) 1,417 1,457 (205) 1,252 of which: related to cash flow hedges 607 0 607 619 0 619
of which: other 4,625 (2,090) 2,535 1,992 (374) 1,618
Total deferred tax assets 30,669 (20,188) 10,481
2
18,319 (9,076) 9,244
2
of which: related to the US 9,174 8,505
of which: related to other locations 1,307 739
Deferred tax liabilities
Total deferred tax liabilities 283 162
1 After offset of DTLs, as applicable.

2 As of 31 December 2024, UBS AG recognized DTAs of USD
777 m (31 December 2023: USD 408 m) in respect of entities that incurred losses in either 2024 or 2023.

Disclosure Of Expiry Of Unused Tax Losses Explanatory

Unrecognized tax loss carry-forwards
USD m 31.12.24 31.12.23
Within 1 year 387 192
From 2 to 5 years 9,491 10,278
From 6 to 10 years 3,127 2,708
From 11 to 20 years 3,760 1,199
No expiry 50,770 16,252
Total 67,535 30,630
of which: related to the US
1
19,213 12,354
of which: related to the UK 38,293 14,333
of which: related to other locations 10,029 3,943
1 Related to UBS AG’s US branch.